Condensed Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 105,042	$ 74,182	$ 272,459	$ 209,395	$ 287,235	$ 199,330	$ 125,339
Operating costs and expenses
Operating costs, excluding depreciation and amortization	22,388	18,389	59,813	53,331	71,528	62,688	37,792
Selling, general and administrative expenses	30,420	23,201	79,075	67,422	89,846	65,911	51,493
Stock-based compensation	5,624	21,826	19,701	28,816	24,310	18,168	6,412
Depreciation and amortization	23,798	16,209	60,680	43,899	60,463	38,738	26,554
Total operating costs and expenses	82,230	79,625	219,269	193,468	246,147	185,505	122,251
Operating income/(loss)	22,812	(5,443)	53,190	15,927	41,088	13,825	3,088
Other income/(expense)
Interest expense	(14,450)	(9,005)	(35,122)	(24,293)	(33,414)	(18,692)	(15,245)
Other income/(expense), net	152	69	124	(109)	(126)	1,526	234
Loss on extinguishment of debt						(5,881)
Total other expense, net	(14,298)	(8,936)	(34,998)	(24,402)	(33,540)	(23,047)	(15,011)
Earnings/(loss) from continuing operations before provision for income taxes	8,514	(14,379)	18,192	(8,475)	7,548	(9,222)	(11,923)
Provision for income taxes	11,166	2,583	18,765	7,477	12,542	4,823	(2,321)
Earnings/(loss) from continuing operations	(2,652)	(16,962)	(573)	(15,952)	(4,994)	(14,045)	(9,602)
Earnings from discontinued operations, net of income taxes		301		899	899	5,425	7,355
Net earnings/(loss)	$ (2,652)	$ (16,661)	$ (573)	$ (15,053)	$ (4,095)	$ (8,620)	$ (2,247)